Leases - Summary of Amounts Recognized in Consolidated Statement of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation	$ (11,354)	$ (16,617)	$ (19,432)
Interest expense (included in finance expenses)	(2,940)	(4,682)	(6,779)
Expense relating to short-term leases and low-value assets	(272)	(175)	(1,177)
Land and Buildings
Disclosure Of Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation	(7,485)	(12,227)	(14,276)
Plant and Machinery
Disclosure Of Depreciation Charge Of Right Of Use Assets [Line Items]
Depreciation	$ (3,869)	$ (4,390)	$ (5,156)